INCOME TAXES	12 Months Ended
Oct. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 12 – INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

TRX HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

United States

The Company and its subsidiaries have no presence in the United States and does not conduct business in the United States, therefore, no United States Income Tax should be imposed upon the Company and its subsidiaries.

NOTE 12 – INCOME TAXES (continued)

PRC

TRX BJ, TRX ZJ, NDB Technology, TYDW Technology, Hengbang Insurance, and AKS Consulting are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The EIT rate for companies operating in the PRC is 25%. In the years ended October 31, 2022, 2021 and 2020, NDB Technology, TYDW Technology and Hengbang Insurance were each recognized as a small low-profit enterprise and a received preferential income tax rate. AKS Consulting is subject to a preferential income tax rate of 0% from June 2021 through its dissolution in October 2022.

Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

The Company operates in serval tax jurisdictions. Therefore, its income is subject to various rates of taxation. The income tax expense differs from the amount that would have resulted from applying the Cayman Islands statutory income tax rate to the Company’s pre-tax income as follows:

	For the Years Ended October 31,
	2022	2021	2020
(Loss) income before income tax expenses	$(4,660,550)	$(1,920,048)	$760,155
Cayman statutory income tax rate	0%	0%	0%
Income tax calculated at statutory rate	—	—	—
Increase in income tax expense resulting from:
Rate differences in various jurisdictions	23,639	24,529	126,055
Income tax expense / effective tax rate	$23,639	$24,529	$126,055

The Company’s approximate net deferred tax assets as of October 31, 2022 and 2021 attributable to tax filings in the PRC are as follows:

Deferred tax assets:	October 31, 2022	October 31, 2021
Net operating loss carryforward	$107,858	$64,139
Accrued payroll liability	12,137	3,825
Valuation allowance	(107,858)	(64,139)
Net deferred tax assets	$12,137	$3,825

The Company provided a valuation allowance equal to the deferred income tax assets related to net operating loss carryforward for the year ended October 31, 2022, because it was not known whether future taxable income will be sufficient to utilize the loss carryforward. The potential tax benefit arising from the loss carryforward will begin to expire in 2026.

As of October 31, 2022 and 2021, the Company had no significant uncertain tax positions that qualify for either recognition or disclosure in the financial statements. As of October 31, 2022, income tax returns for the tax years ended October 31, 2017 through October 31, 2021 remain open for statutory examination by PRC tax authorities.

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Company’s consolidated financial statements as of October 31, 2022 and 2021. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of other expense. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next twelve months.

NOTE 12 – INCOME TAXES (continued)

Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate (continued)

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 (approximately $14,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of October 31, 2022 and 2021.